Summary of significant accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Summary of significant accounting policies
Market price per share (USD/share)	$ 1.45
Exercise price (USD/share)	$ 1.00
Risk free rate	0.07%
Expected term/Contractual life (years)	3 months 3 days
Expected volatility	64.06%